Annual Operating Expenses {- Floating Rate High Income Portfolio} - 02.28 VIP Floating Rate High Income Portfolio Initial PRO-08 - Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio-Initial VIP
Apr. 30, 2021
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.73%